CONDENSED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended
Sep. 30, 2012
Cash flows from operating activities:
Net (loss)	$ (1,762,885)
Adjustments to reconcile net (loss) to cash provided (used) by operating activities:
Depreciation, depletion and amortization	953,489
Stock and stock options issued for compensation	13,025
Change in assets and liabilities:
(Increase) decrease in accounts receivable - trade	76,298
(Increase) decrease in other prepaid expenses	(26,123)
Increase (decrease) in accounts payable and accrued liabilities	687,873
Increase (decrease) in due to affiliates	46,251
Net cash provided (used) by operating activities	(12,072)
Cash flows from investing activities:
Acquisition and development of oil and gas properties	(155,184)
Increase (decrease) in capital portion of due to affiliates	1,759
Net cash provided (used) by investing activities	(153,425)
Cash flows from financing activities:
Net increase (decrease) in cash and cash equivalents	(165,497)
Cash and cash equivalents:
Beginning of year	275,527
End of year	110,030
Other information:
Cash interest paid on debt	150,606
Non-cash investing and financing activities:
Increase in prepaid drilling credit for acquisition and development of oil and gas properties	562,325
Preferred stock dividends accrued	$ 224,400